Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40736
Entity Registrant Name	Lilium N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Galileostraße 335
Entity Address, Postal Zip Code	82131
Entity Address, City or Town	Gauting
Entity Address, Country	DE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001855756
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers GmbH
Auditor Firm ID	1275
Auditor Location	Munich, Germany
Business contact member
Document Information
Entity Address, Address Line One	2385 N.W. Executive Center Drive, Suite 300
Entity Address, Postal Zip Code	33431
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Contact Personnel Name	Roger Franks
City Area Code	561
Local Phone Number	526-8460
Class A ordinary shares
Document Information
Title of 12(b) Security	Class A ordinary shares, nominal value €0.01 per share
Trading Symbol	LILM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	503,466,142
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	23,113,065
Warrants to purchase Class A ordinary shares
Document Information
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Trading Symbol	LILMW
Security Exchange Name	NASDAQ